Submission	Aug. 31, 2026
Submission [Line Items]
Central Index Key	0001744676
Registrant Name	Tencent Music Entertainment Group
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES